GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 5,771	$ 3,113
Accumulated amortization	1,092	3,113
Identifiable intangible assets, net	4,679	0
Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years 6 months
Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years 6 months
Core technology [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,991	1,507
Finite-Lived Intangible Asset, Useful Life	6 years 6 months
In process research & development [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	0	472
Customer Relationship [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,377	1,007
Finite-Lived Intangible Asset, Useful Life	2 years 6 months
Non-compete [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	0	127
Trade name [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 403
Finite-Lived Intangible Asset, Useful Life	5 years